                              [LOGO OF NATIONWIDE/(R)/]

                                 NATIONWIDE/(R)/
                                    VARIABLE
                                    ACCOUNT-3

                                  Annual Report
                                       to
                                 Contract Owners
                                December 31, 2004

                       NATIONWIDE LIFE INSURANCE COMPANY

                          HOME OFFICE: COLUMBUS, OHIO

APO-1545-12/04

                          NATIONWIDE VARIABLE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    Van Kampen LIT - Emerging Growth Portfolio - Class I (VKEmGr)
      59,506 shares (cost $1,558,188) .....................................  $   1,548,359
    Van Kampen LIT - Enterprise Portfolio - Class I (VKEnt)
      1,098,315 shares (cost $14,605,326) .................................     14,937,078
    Van Kampen LIT - Government Portfolio - Class I (VKGov)
      396,923 shares (cost $3,678,312) ....................................      3,762,833
    Van Kampen LIT - Money Market Portfolio - Class I (VKMMkt)
      1,468,099 shares (cost $1,468,099) ..................................      1,468,099
    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
      47,850 shares (cost $645,380) .......................................        979,969
                                                                             -------------
        Total investments .................................................     22,696,338
  Accounts receivable .....................................................          2,804
                                                                             -------------
        Total assets ......................................................     22,699,142
Accounts payable ..........................................................              -
                                                                             -------------
Contract owners' equity (note 4) ..........................................  $  22,699,142
                                                                             =============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

                                                   Total       VKEmGr       VKEnt      VKGov       VKMMkt     VKUSRealEst
                                                -----------   --------   ----------   --------   ----------   -----------
Investment activity:
  Reinvested dividends .......................  $   286,328          -       59,515    198,493       14,972        13,348
  Mortality and expense risk charges (note 2).     (306,418)   (19,731)    (198,289)   (51,603)     (25,629)      (11,166)
                                                -----------   --------   ----------   --------   ----------   -----------
    Net investment income (loss) .............      (20,090)   (19,731)    (138,774)   146,890      (10,657)        2,182
                                                -----------   --------   ----------   --------   ----------   -----------
  Proceeds from mutual fund shares sold ......    4,494,133    378,327    2,189,269    638,622    1,082,078       205,837
  Cost of mutual fund shares sold ............   (4,770,675)  (430,338)  (2,495,841)  (629,141)  (1,082,078)     (133,277)
                                                -----------   --------   ----------   --------   ----------   -----------
    Realized gain (loss) on investments ......     (276,542)   (52,011)    (306,572)     9,481            -        72,560
  Change in unrealized gain (loss)
   on investments ............................    1,048,208    144,489      782,804    (50,753)           -       171,668
                                                -----------   --------   ----------   --------   ----------   -----------
    Net gain (loss) on investments ...........      771,666     92,478      476,232    (41,272)           -       244,228
                                                -----------   --------   ----------   --------   ----------   -----------
  Reinvested capital gains ...................       15,539          -            -          -            -        15,539
                                                -----------   --------   ----------   --------   ----------   -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ........  $   767,115     72,747      337,458    105,618      (10,657)      261,949
                                                ===========   ========   ==========   ========   ==========   ===========

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                           Total                       VKEmGr
                                                 -------------------------   -------------------------
                                                    2004          2003          2004          2003
                                                 -----------   -----------   -----------   -----------
Investment activity:
  Net investment income (loss) ................  $   (20,090)        1,382       (19,731)      (25,133)
  Realized gain (loss) on investments .........     (276,542)   (4,646,342)      (52,011)     (376,777)
  Change in unrealized gain (loss) on
   investments ................................    1,048,208     8,827,382       144,489       835,943
  Reinvested capital gains ....................       15,539             -             -             -
                                                 -----------   -----------   -----------   -----------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...........      767,115     4,182,422        72,747       434,033
                                                 -----------   -----------   -----------   -----------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ............................      164,946       127,585        11,888         6,167
  Transfers between funds .....................            -             -        (3,057)       47,668
  Redemptions (note 3) ........................   (3,106,523)   (6,698,503)     (192,977)     (926,632)
  Annuity benefits ............................       (8,179)       (7,320)            -             -
  Annual contract maintenance charges (note 2).      (23,897)      (27,876)       (1,481)       (2,168)
  Contingent deferred sales charges (note 2) ..       (2,788)       (2,597)         (998)         (251)
  Adjustments to maintain reserves                     2,754          (164)           25            31
                                                 -----------   -----------   -----------   -----------
    Net equity transactions ...................   (2,973,687)   (6,608,875)     (186,600)     (875,185)
                                                 -----------   -----------   -----------   -----------
Net change in contract owners' equity .........   (2,206,572)   (2,426,453)     (113,853)     (441,152)
Contract owners' equity beginning of period ...   24,905,714    27,332,167     1,662,267     2,103,419
                                                 -----------   -----------   -----------   -----------
Contract owners' equity end of period .........  $22,699,142    24,905,714     1,548,414     1,662,267
                                                 ===========   ===========   ===========   ===========
CHANGES IN UNITS:
  Beginning units .............................      875,689     1,131,704        75,907       120,729
                                                 -----------   -----------   -----------   -----------
  Units purchased .............................       58,443        86,129         8,028         4,533
  Units redeemed ..............................     (175,389)     (342,144)      (17,004)      (49,355)
                                                 -----------   -----------   -----------   -----------
  Ending units ................................      758,743       875,689        66,931        75,907
                                                 ===========   ===========   ===========   ===========

                                                           VKEnt                       VKGov
                                                 -------------------------   -------------------------
                                                     2004         2003          2004           2003
                                                 -----------   -----------   -----------   -----------
Investment activity:
  Net investment income (loss) ................     (138,774)     (126,151)      146,890       177,706
  Realized gain (loss) on investments .........     (306,572)   (4,305,996)        9,481        29,967
  Change in unrealized gain (loss) on
   investments ................................      782,804     7,974,325       (50,753)     (196,463)
  Reinvested capital gains ....................            -             -             -             -
                                                 -----------   -----------   -----------   -----------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...........      337,458     3,542,178       105,618        11,210
                                                 -----------   -----------   -----------   -----------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ............................      124,027        84,632        10,821        15,336
  Transfers between funds .....................       46,338      (585,332)      (33,932)      (44,020)
  Redemptions (note 3) ........................   (1,801,507)   (3,437,591)     (372,101)   (1,481,486)
  Annuity benefits ............................       (1,259)       (2,006)       (4,141)       (2,415)
  Annual contract maintenance charges (note 2).      (17,033)      (19,617)       (3,290)       (3,966)
  Contingent deferred sales charges (note 2) ..       (1,300)         (770)         (468)       (1,301)
  Adjustments to maintain reserves ............          597          (161)        1,997          (160)
                                                 -----------   -----------   -----------   -----------
    Net equity transactions ...................   (1,650,137)   (3,960,845)     (401,114)   (1,518,012)
                                                 -----------   -----------   -----------   -----------
Net change in contract owners' equity .........   (1,312,679)     (418,667)     (295,496)   (1,506,802)

Contract owners' equity beginning of period ...   16,250,343    16,669,010     4,060,257     5,567,059
                                                 -----------   -----------   -----------   -----------
Contract owners' equity end of period .........   14,937,664    16,250,343     3,764,761     4,060,257
                                                 ===========   ===========   ===========   ===========
CHANGES IN UNITS:
  Beginning units .............................      451,312       575,192       192,273       264,943
                                                 -----------   -----------   -----------   -----------
  Units purchased .............................       13,242        15,457         9,233         4,078
  Units redeemed ..............................      (60,600)     (139,337)      (28,080)      (76,748)
                                                 -----------   -----------   -----------   -----------
  Ending units ................................      403,954       451,312       173,426       192,273
                                                 ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           VKMMkt                    VKUSRealEst
                                                  -------------------------   -------------------------
                                                     2004          2003          2004          2003
                                                  -----------   -----------   -----------   -----------
Investment activity:
  Net investment income (loss) .................  $   (10,657)      (16,120)        2,182        (8,920)
  Realized gain (loss) on investments ..........            -             -        72,560         6,464
  Change in unrealized gain (loss) on
   investments .................................            -             -       171,668       213,577
  Reinvested capital gains .....................            -             -        15,539             -
                                                  -----------   -----------   -----------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..      (10,657)      (16,120)      261,949       211,121
                                                  -----------   -----------   -----------   -----------
Equity transactions:
  Purchase payments received from  contract
   owners (note 3) .............................        6,995         7,814        11,215        13,636
  Transfers between funds ......................      (70,567)      570,903        61,218        10,781
  Redemptions (note 3) .........................     (589,395)     (804,668)     (150,543)      (48,126)
  Annuity benefits .............................       (2,779)       (2,899)            -             -
  Annual contract maintenance charges (note 2) .       (1,490)       (1,630)         (603)         (495)
  Contingent deferred sales charges (note 2) ...          (22)          (35)            -          (240)
  Adjustments to maintain reserves .............           44           128            91            (2)
                                                  -----------   -----------   -----------   -----------
      Net equity transactions ..................     (657,214)     (230,387)      (78,622)      (24,446)
                                                  -----------   -----------   -----------   -----------
Net change in contract owners' equity ..........     (667,871)     (246,507)      183,327       186,675
Contract owners' equity beginning  of period ...    2,136,116     2,382,623       796,731       610,056
                                                  -----------   -----------   -----------   -----------
Contract owners' equity end of period ..........  $ 1,468,245     2,136,116       980,058       796,731
                                                  ===========   ===========   ===========   ===========
CHANGES IN UNITS:
  Beginning units ..............................      126,822       140,312        29,375        30,528
                                                  -----------   -----------   -----------   -----------
  Units purchased ..............................       24,101        60,985         3,839         1,076
  Units redeemed ...............................      (63,332)      (74,475)       (6,373)       (2,229)
                                                  -----------   -----------   -----------   -----------
  Ending units .................................       87,591       126,822        26,841        29,375
                                                  ===========   ===========   ===========   ===========

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);

                    Van Kampen LIT - Emerging Growth Portfolio - Class I
                    (VKEmGr)
                    Van Kampen LIT - Enterprise Portfolio - Class I (VKEnt) Van Kampen LIT - Government Portfolio - Class I (VKGov) Van Kampen LIT - Money Market Portfolio - Class I (VKMMkt)

               Portfolio of the Van Kampen Universal Institutional Funds Inc. (Van Kampen UIF);
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)

          At December 31, 2004, contract owners were invested in all of the above funds. Effective May 2002, due to certain underlying fund options no longer being available within the Account, assets of contract owners invested in the Van Kampen Life Investment Trust (LIT)
          - Asset Allocation Fund, Van Kampen LIT - Domestic Income Fund and Van Kampen LIT - Global Equity Fund were liquidated and exchanged into the Van Kampen LIT - Enterprise Fund, Van Kampen LIT - Government Fund and Van Kampen LIT -Money Market Fund, respectively.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

          NATIONWIDE VARIABLE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS)

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owners' contract value a contingent deferred sales charge, not to exceed 6% (3% after 3 years) of the lesser of purchase payments or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or amounts surrendered, such charge declining 1% per year to 0% after the purchase payment has been held in the contract for 7 years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $35, dependent upon contract type and issue date (up to $30, dependent upon contract type and issue date, for contracts issued in the State of New York), which is satisfied by surrendering units; and (b) a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $57,970 and $22,543 respectively, and total transfers from the Account to the fixed account were $27,830 and $167,078, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2004.

                                                   Contract                                                  Investment
                                                   Expense                       Unit          Contract        Income       Total
                                                    Rate*         Units       Fair Value    Owners' Equity     Ratio**    Return***
                                                 -----------   -----------   ------------   --------------   -----------  ----------
Van Kampen LIT - Emerging Growth
 Portfolio - Class I
  2004                                                1.30%         66,931   $  23.134486   $    1,548,414        0.00%        5.64%
  2003                                                1.30%         75,907      21.898731        1,662,267        0.00%       25.69%
  2002                                                1.30%        120,729      17.422649        2,103,419        0.46%      -33.36%
  2001                                                1.30%        143,067      26.146206        3,740,659        0.09%      -32.39%
  2000                                                1.30%        191,985      38.671932        7,424,431        0.00%      -11.32%
Van Kampen LIT - Enterprise
 Portfolio - Class I
  2004                                                1.30%        403,954      36.953948       14,927,695        0.38%        2.70%
  2003                                                1.30%        451,312      35.982648       16,239,401        0.54%       24.24%
  2002                                                1.30%        575,192      28.961313       16,658,316        2.40%      -30.25%
  2001                                                1.30%        947,320      36.502713       34,579,750        1.89%      -12.17%
  2000                                                1.30%      1,137,796      42.300237       48,129,040        1.79%       -8.80%
Van Kampen LIT - Government
 Portfolio - Class I
  2004                                                1.30%        173,426      21.617494        3,749,036        5.07%        2.81%
  2003                                                1.30%        192,273      21.025728        4,042,680        5.05%        0.42%
  2002                                                1.30%        264,943      20.937264        5,547,182        5.93%        8.19%
  2001                                                1.30%        290,078      20.41443         5,921,777        6.59%        7.03%
  2000                                                1.30%        308,461      19.044476        5,874,478        7.25%        7.85%
Van Kampen LIT - Money Market
 Portfolio - Class I
  2004                                                1.30%         87,591      16.676816        1,460,739        0.83%       -0.51%
  2003                                                1.30%        126,822      16.762369        2,125,837        0.55%       -0.74%
  2002                                                1.30%        140,312      16.886735        2,369,412        1.34%       -0.10%
  2001                                                1.30%        166,419      16.530745        2,751,030        3.65%       -6.87%
  2000                                                1.30%        157,221      16.755821        2,634,368        3.77%       -5.61%
Van Kampen UIF - U.S. Real Estate
 Portfolio - Class I
  2004                                                1.30%         26,841      36.513459          980,058        1.50%       34.62%
  2003                                                1.30%         29,375      27.122769          796,731        0.00%       35.73%
  2002                                                1.30%         30,528      19.98348           610,056        3.86%       -2.08%
  2001                                                1.30%         19,077      20.407346          389,311        4.11%        8.41%
  2000                                                1.30%         16,164      18.824987          304,287        6.32%        3.94%
                                                                                             -------------

2004 Reserves for annuity contracts in payout phase: .....................................          33,200
                                                                                             -------------
2004 Contract owners' equity .............................................................   $  22,699,142
                                                                                             =============

2003 Reserves for annuity contracts in payout phase: .....................................          38,798
                                                                                             -------------
2003 Contract owners' equity .............................................................   $  24,905,714
                                                                                             =============

2002 Reserves for annuity contracts in payout phase: .....................................          43,782
                                                                                             -------------
2002 Contract owners' equity .............................................................   $  27,332,167
                                                                                             =============

2001 Reserves for annuity contracts in payout phase: .....................................          67,633
                                                                                             -------------
2001 Contract owners' equity .............................................................   $  47,450,160
                                                                                             =============

2000 Reserves for annuity contracts in payout phase: .....................................          95,147
                                                                                             -------------
2000 Contract owners' equity .............................................................   $  64,461,751
                                                                                             =============

  * This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
 ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-3:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

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